PRINCIPAL ACCOUNTING POLICIES - Share incentive plans (Details)				1 Months Ended	6 Months Ended
	Nov. 18, 2015 shares	Sep. 22, 2013 shares	Jan. 01, 2013	Dec. 31, 2015 shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2015 CNY (¥) shares	Dec. 29, 2011 shares	Dec. 28, 2011 shares	Nov. 30, 2007 shares	Oct. 17, 2007 shares	Oct. 31, 2005 shares
Share-based compensation disclosures
Unrecognized compensation cost | $					$ 350,000,000
Cash received from exercise of share options					$ 17,974,226	¥ 119,454,908	¥ 52,028,317
Ctrip 2005 Option Plan | Stock options
Share-based compensation disclosures
Number of ordinary shares reserved for future issuances of options												3,000,000
Number of option outstanding under share incentive plans (in shares)				179,453	165,347
Ctrip 2007 Incentive Plan
Share-based compensation disclosures
Number of ordinary shares authorized											1,000,000
Annual increase of number of ordinary shares authorized											1,000,000
Number of options granted under share incentive plan							134,534
Restricted share units granted (shares)					1,062,302	1,062,302
Requisite service period					4 years	4 years
Ctrip 2007 Incentive Plan | Stock options
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)				4,826,009	4,759,890
Vesting period					4 years	4 years
Ctrip 2007 Incentive Plan | Restricted stock units (RSUs)
Share-based compensation disclosures
Restricted stock units outstanding (in shares)				865,409	1,387,862
Qunar 2007 Share Incentive Plan
Share-based compensation disclosures
Number of ordinary shares reserved for future issuances of options								26,060,000	20,724,362
Number of ordinary shares authorized										9,600,140
Vesting period					4 years	4 years
Percentage of increase in number of shares available for issuance			1.50%
Increase in number of shares available for issuance		6,066,896
Expiration period					10 years	10 years
Qunar 2007 Share Incentive Plan | Vesting one year after date of grant
Share-based compensation disclosures
Vesting percentage					25.00%	25.00%
Qunar 2007 Share Incentive Plan | Vesting on quarterly basis
Share-based compensation disclosures
Vesting percentage					6.25%	6.25%
Qunar 2007 Share Incentive Plan | ADS
Share-based compensation disclosures
ADS conversion ratio				0.725
Qunar 2007 Share Incentive Plan | Stock options
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)				8,596,548	7,660,524
Qunar 2015 Share Incentive Plan | ADS
Share-based compensation disclosures
ADS conversion ratio	0.725
Qunar 2015 Share Incentive Plan | Stock options
Share-based compensation disclosures
Number of option outstanding under share incentive plans (in shares)				10,162,890	7,789,191
Number of ordinary shares authorized	28,476,795
Expiration period	10 years